UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-10603

Name of Fund:	Western Asset Premier Bond Fund

Address of Principal Executive Offices:	385 East Colorado Boulevard Pasadena, CA 91101

Name and address of agent for service:	Gregory B. McShea 385 East Colorado Boulevard Pasadena, CA 91101

Registrant’s telephone number, including area code:	(626) 844-9400

Date of fiscal year end:	December 31, 2005

Date of reporting period:	December 31, 2005

Item 1. Report to Shareholders

Western Asset

Premier Bond Fund

Annual Report to Shareholders

December 31, 2005

Annual Report to Shareholders

FUND PERFORMANCEA

The total return of Western Asset Premier Bond Fund (the “Fund”) including reinvestment of dividends for the year ended December 31, 2005 was -7.83% as measured by price and 4.31% as measured by NAV. We believe the major reason for the difference between the 2 measures is attributable to a reduction in the Fund’s monthly dividend that was declared on April 1, 2005. The reduction was primarily a result of the flattening of the yield curve due to the continued general decline in the level of intermediate and long yields. For example, from December 31, 2004 to December 31, 2005 the yield curve as measured by comparing 2 year to 30 year US Treasury rates flattened over 150 basis points. The flattening of the curve had a negative impact on the Fund’s use of leverage and the decline in rates reduced its reinvestment yields. The Fund maintained a position in US Governments (primarily inflation-protected securities), asset-backed securities, mortgages, investment grade credit, high yield credit and emerging market sovereign debt. All of these sectors generated positive absolute returns for the period.

PORTFOLIO DIVERSIFICATION

December 31, 2005

The pie chart and bar chart above represent the Fund’s portfolio as of December 31, 2005. The Fund’s portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time.

QUARTERLY COMPARISON OF MARKET PRICE AND NET ASSET VALUE (“NAV”), DISCOUNT OR PREMIUM TO NAV AND AVERAGE DAILY VOLUME OF SHARES TRADED

	Market Value	Net Asset Value	Premium/ (Discount)	Average Daily Volume
March 31, 2005	$14.32	$14.97	(4.34)%	16,610
June 30, 2005	15.37	15.41	(0.26)%	11,342
September 30, 2005	14.86	15.26	(2.62)%	10,644
December 31, 2005	13.72	14.93	(8.10)%	15,905

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s Form N-Q by calling 1-800-799-4932 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund) from the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Additionally, the Fund’s Form N-Q can be viewed or copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-202-551-8090.

A	Past performance does not guarantee future results. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations are based on net asset value or market values and assume reinvestment of dividends and capital gain distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.
B	Ratings shown are expressed as a percentage of the Fund’s portfolio.
C	Expressed as a percentage of the Fund’s portfolio.

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

December 31, 2005

(Amounts in Thousands)

Western Asset Premier Bond Fund

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Long-Term Securities	153.8%

Corporate Bonds and Notes	75.8%

Advertising	0.1%
World Directories Acquisition Subsidiary Corp.		8.375%	12/01/14	$230	$223	A

Aerospace/Defense	2.3%
Northrop Grumman Corporation		7.750%	02/15/31	1,000	1,278
Raytheon Company		6.750%	08/15/07	584	598
Raytheon Company		7.200%	08/15/27	1,000	1,182
The Boeing Company		6.125%	02/15/33	600	660
TransDigm Inc.		8.375%	07/15/11	130	137

					3,855

Apparel	0.4%
Levi Strauss & Co.		8.804%	04/01/12	215	217	B
Oxford Industries, Inc.		8.875%	06/01/11	270	275
Russell Corporation		9.250%	05/01/10	220	223

					715

Auto Parts and Equipment	1.1%
Commercial Vehicle Group, Inc.		8.000%	07/01/13	250	247	A
Keystone Automotive Operations Inc.		9.750%	11/01/13	480	415
Tenneco Automotive Inc.		10.250%	07/15/13	230	251
TRW Automotive Inc.		11.000%	02/15/13	120	135
TRW Automotive Inc.		9.375%	02/15/13	180	195
Visteon Corporation		8.250%	08/01/10	680	578

					1,821

Automotive	1.5%
Asbury Automotive Group Inc.		9.000%	06/15/12	235	235
DaimlerChrysler NA Holdings Corp.		7.300%	01/15/12	1,000	1,079
DaimlerChrysler NA Holdings Corp.		8.500%	01/18/31	1,000	1,210

					2,524

Banking and Finance	2.3%
Boeing Capital Corporation		6.500%	02/15/12	1,000	1,079
Boeing Capital Corporation		5.800%	01/15/13	400	419
Fuji JGB Inv		9.870%	06/30/08	790	874	A,B
HSBC Finance Corporation		4.750%	07/15/13	1,670	1,614	C

					3,986

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Banks	0.3%
Washington Mutual Bank FA		5.500%	01/15/13	$440	$447

Building Materials	0.5%
Associated Materials Inc.		0.000%	03/01/14	720	353	D
NTK Holdings, Inc.		0.000%	03/01/14	260	163	D
Nortek Inc.		8.500%	09/01/14	290	280

					796

Cable	2.2%
Charter Communication Holdings I		0.000%	05/15/14	370	205	A,D
Charter Communication Holdings II		10.250%	09/15/10	492	490
Comcast Cable Communications, Inc.		6.750%	01/30/11	500	529
Comcast Corporation		6.500%	01/15/15	400	423
Comcast Corporation		7.050%	03/15/33	1,000	1,080
CSC Holdings Inc.		8.125%	08/15/09	383	387
CSC Holdings Inc.		7.000%	04/15/12	250	236	A
LodgeNet Entertainment Corporation		9.500%	06/15/13	321	349

					3,699

Casino Resorts	0.7%
Ameristar Casinos, Inc.		10.750%	02/15/09	500	530
Inn of The Mountain Gods		12.000%	11/15/10	530	525
Pinnacle Entertainment, Inc.		8.250%	03/15/12	250	258
Premier Entertainment Biloxi LLC		10.750%	02/01/12	707	682

					1,995

Chemicals	1.7%
The Dow Chemical Company		6.000%	10/01/12	2,500	2,627
Westlake Chemical Corporation		8.750%	07/15/11	234	250

					2,877

Coal	0.2%
Alpha Natural Resources		10.000%	06/01/12	350	378

Computers Services and Systems	1.7%
Activant Solutions, Inc.		10.054%	04/01/10	250	258	A,B
DynCorp Inc.		9.500%	02/15/13	550	572	A
Electronic Data Systems Corporation		7.125%	10/15/09	700	744
Electronic Data Systems Corporation		7.450%	10/15/29	500	532
International Business Machines Corporation		4.750%	11/29/12	240	238
Sungard Data Systems Inc.		10.250%	08/15/15	630	630A

					2,974

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Containers and Packaging	0.5%
Graham Packaging Company Inc.		9.875%	10/15/14	$238	$232
Graphic Packaging International Corp.		9.500%	08/15/13	250	239
Owens-Brockway Glass Container Inc.		8.750%	11/15/12	330	355

					826

Construction Machinery	0.2%
H&E Equipment/Finance Corp.		11.125%	06/15/12	390	431

Diversified Financial Services	3.1%
AAC Group Holding Corp.		0.000%	10/01/12	440	318	D
CIT Group Inc.		7.750%	04/02/12	1,600	1,815	C
Citigroup Inc.		6.625%	06/15/32	1,000	1,130	C
CitiSteel USA Inc.		11.553%	09/01/10	350	348	A,B
General Electric Capital Corporation		3.750%	12/15/09	740	710
General Electric Capital Corporation		6.000%	06/15/12	700	737
General Electric Capital Corporation		5.450%	01/15/13	250	256

					5,314

Drug & Grocery Store Chains	1.5%
CVS Lease Pass Through		5.880%	01/10/28	1,600	1,615	A
Delhaize America, Inc.		8.125%	04/15/11	230	251
Delhaize America, Inc.		9.000%	04/15/31	180	212
Safeway Inc.		5.800%	08/15/12	500	503

					2,581

Electric	7.1%
Dominion Resources, Inc.		5.700%	09/17/12	770	783
Duke Energy Corporation		6.250%	01/15/12	250	263
Elwood Energy LLC		8.159%	07/05/26	373	401
Exelon Generation Co. LLC		6.950%	06/15/11	2,000	2,156
FirstEnergy Corp.		6.450%	11/15/11	610	647
FirstEnergy Corp.		7.375%	11/15/31	3,040	3,587
MidAmerican Energy Holdings Company		5.875%	10/01/12	250	258
Niagara Mohawk Power Corporation		7.750%	10/01/08	1,500	1,602
Progress Energy, Inc.		7.100%	03/01/11	250	270
Progress Energy, Inc.		6.850%	04/15/12	750	805
Texas Genco LLC		6.875%	12/15/14	86	93	A
The AES Corporation		7.750%	03/01/14	430	451
The AES Corporation		9.000%	05/15/15	440	482	A
TXU Electric Delivery Company		7.000%	09/01/22	250	278

					12,076

Energy	0.2%
Midwest Generation LLC		8.750%	05/01/34	325	358

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Entertainment	0.1%
Warner Music Group		7.375%	04/15/14	$110	$109

Environmental Services	1.7%
Allied Waste North America Incorporated		8.875%	04/01/08	350	369
Waste Management, Inc.		7.375%	05/15/29	2,000	2,337
Waste Management, Inc.		7.750%	05/15/32	40	49
Waste Services Inc.		9.500%	04/15/14	230	230

					2,985

Food, Beverage and Tobacco	2.2%
Altria Group, Inc.		7.000%	11/04/13	250	274
Altria Group, Inc.		7.750%	01/15/27	1,000	1,187
Kraft Foods Inc.		5.250%	10/01/13	400	400
Nabisco Inc.		7.550%	06/15/15	1,500	1,748
RJ Reynolds Tobacco		6.500%	07/15/10	160	159	A

					3,768

Gas and Pipeline Utilities	3.9%
Colorado Interstate Gas Company		6.800%	11/15/15	150	153	A
Duke Energy Field Services Corporation		7.875%	08/16/10	750	829
Dynegy Holdings Inc.		8.750%	02/15/12	1,500	1,620
Kinder Morgan Energy Partners, L.P.		7.125%	03/15/12	500	547
Panhandle Eastern Pipe Line Company		4.800%	08/15/08	400	395
Texas Eastern Transmission		5.250%	07/15/07	750	752
The Williams Companies, Inc.		7.500%	01/15/31	902	934
The Williams Companies, Inc.		8.750%	03/15/32	1,200	1,392

					6,622

Healthcare	2.4%
Fresenius Medical Care Capital Trust II		7.875%	02/01/08	250	258
Tenet Healthcare Corporation		9.875%	07/01/14	713	722
Tenet Healthcare Corporation		9.250%	02/01/15	2,810	2,789	A
Vanguard Health Holding Co. I, LLC		0.000%	10/01/15	555	405	D

					4,174

Investment Banking/Brokerage	4.2%
Credit Suisse First Boston, USA		6.500%	01/15/12	1,125	1,204
J.P. Morgan Chase & Co.		5.750%	01/02/13	1,750	1,805	C
J.P. Morgan Chase & Co.		5.125%	09/15/14	1,300	1,287
Morgan Stanley		6.600%	04/01/12	1,500	1,612	C
The Goldman Sachs Group, Inc.		6.600%	01/15/12	1,200	1,289	C

					7,197

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Machinery	0.4%
Case New Holland Inc.		9.250%	08/01/11	$168	$180
Terex Corporation		7.375%	01/15/14	500	495

					675

Manufacturing (Diversified)	2.2%
Ames True Temper, Inc.		8.150%	01/15/12	260	244	B
Clarke American Corp.		11.750%	12/15/13	210	210	A
Eastman Kodak Co.		7.250%	11/15/13	850	812
Interface, Inc.		10.375%	02/01/10	400	433
Jacuzzi Brands, Incorporated		9.625%	07/01/10	535	568
KI Holdings Inc.		0.000%	11/15/14	220	144	D
Koppers Inc.		9.875%	10/15/13	298	323
Leiner Health Products L.P.		11.000%	06/01/12	280	263
Norcraft Companies, L.P.		9.000%	11/01/11	480	497
Rayovac Corporation		8.500%	10/01/13	210	183
Simmons Bedding Company		7.875%	01/15/14	99	92

					3,769

Media	3.5%
AOL Time Warner Inc.		6.150%	05/01/07	250	253
AOL Time Warner Inc.		6.875%	05/01/12	1,400	1,490
AOL Time Warner Inc.		7.700%	05/01/32	1,150	1,293
Clear Channel Communications, Inc.		4.900%	05/15/15	700	633
Liberty Media Corporation		5.991%	09/17/06	88	89	B
Liberty Media Corporation		3.750%	02/15/30	1,860	1,025	E
LIN Television Corporation		6.500%	05/15/13	120	115
News America Holdings Inc.		6.625%	01/09/08	300	309
News America Holdings Inc.		8.875%	04/26/23	400	498
Sinclair Broadcast Group, Inc.		8.000%	03/15/12	330	340

					6,045

Medical Care Facilities	0.5%
Community Health Systems Inc.		6.500%	12/15/12	70	68
DaVita, Inc.		7.250%	03/15/15	100	101
HCA, Inc.		7.690%	06/15/25	120	125
HCA, Inc.		7.500%	11/06/33	280	289
Select Medical Corporation		7.625%	02/01/15	240	231

					814

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Metals and Mining	0.6%
Alcoa Inc.		5.375%	01/15/13	$750	$762
Metals USA, Inc.		11.125%	12/01/15	200	205	A

					967

Oil and Gas	7.6%
Amerada Hess Corporation		7.300%	08/15/31	1,700	1,967
AmeriGas Partners, L.P.		7.250%	05/20/15	260	265
Belden & Blake Corporation		8.750%	07/15/12	750	765
ConocoPhillips		4.750%	10/15/12	1,000	994
Devon Energy Corporation		7.950%	04/15/32	1,000	1,290
Devon Finance Corp. ULC		6.875%	09/30/11	2,000	2,188
El Paso CPG Co.		6.375%	02/01/09	333	326
El Paso CPG Co.		7.750%	06/15/10	1,496	1,526
El Paso Corporation		7.625%	07/15/11	500	509
El Paso Corporation		7.800%	08/01/31	210	209
El Paso Production Holding Company		7.750%	06/01/13	250	259
Occidental Petroleum Corporation		6.750%	01/15/12	500	549
Parker Drilling Company		9.625%	10/01/13	300	335
Plains Exploration & Production Company		7.125%	06/15/14	190	197
Pride International, Inc.		7.375%	07/15/14	240	257
Superior Energy Services, Inc.		8.875%	05/15/11	170	178
Suburban Propane Partners, LP		6.875%	12/15/13	410	383
Valero Energy Corporation		7.500%	04/15/32	400	486
Vintage Petroleum, Inc.		7.875%	05/15/11	250	261

					12,944

Paper and Forest Products	2.5%
NewPage Corporation		12.000%	05/01/13	730	672
Weyerhaeuser Company		6.750%	03/15/12	2,400	2,547
Weyerhaeuser Company		7.375%	03/15/32	1,000	1,112

					4,331

Publishing	0.5%
Dex Media East LLC		9.875%	11/15/09	250	270
Dex Media East LLC		12.125%	11/15/12	122	143
PRIMEDIA Inc.		9.715%	05/15/10	360	346	B
The Reader’s Digest Association, Inc.		6.500%	03/01/11	100	98

					857

Real Estate	0.3%
Kimball Hill Inc.		10.500%	12/15/12	170	167	A
Ventas Realty, Inc.		6.625%	10/15/14	260	266

					433

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Rental Auto/Equipment	0.5%
Hertz Corporation		10.500%	01/01/16	$400	$412	A
NationsRent Inc.		9.500%	10/15/10	340	371
NationsRent Inc.		9.500%	05/01/15	70	74

					857

Retail	0.2%
EPL Finance Corp.		11.750%	11/15/13	195	194	A
Stater Bros. Holdings Inc.		7.991%	06/15/10	170	170	B

					364

Retail (Food Chains)	0.1%
Domino’s Inc.		8.250%	07/01/11	248	259

Services (Diversified)	0.1%
Service Corporation International		7.500%	06/15/17	140	139	A

Special Purpose	1.1%
Air 2 U.S.		8.027%	10/01/19	252	246	A
Milacron Escrow Corp.		11.500%	05/15/11	410	351
Rainbow National Services LLC		8.750%	09/01/12	100	107	A
Rainbow National Services LLC		10.375%	09/01/14	250	280	A
River Rock Entertainment		9.750%	11/01/11	380	409
UGS Corp.		10.000%	06/01/12	230	251
UCAR Finance Inc.		10.250%	02/15/12	300	317

					1,961

Storage Facilities	0.1%
Mobile Mini, Inc.		9.500%	07/01/13	129	142

Telecommunications	4.8%
Alamosa Delaware Inc.		11.000%	07/31/10	319	360
BellSouth Corporation		6.000%	10/15/11	1,000	1,040
Cincinnati Bell Inc.		7.000%	02/15/15	410	402
Citizens Communications Company		9.250%	05/15/11	90	99
Hawaiian Telecom Communications, Inc.		12.500%	05/01/15	635	594	A
Qwest Capital Funding, Inc.		7.750%	02/15/31	1,000	960
Qwest Communications International Inc.		7.250%	02/15/11	160	163
Qwest Corporation		7.875%	09/01/11	390	420
SBC Communications Inc.		6.250%	03/15/11	1,000	1,045	F

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Telecommunications—Continued
Sprint Capital Corp.		6.000%	01/15/07	$1,500	$1,515
Sprint Capital Corp.		8.375%	03/15/12	1,450	1,680

					8,278

Telecommunications (Cellular/Wireless)	1.4%
AT&T Wireless Services, Inc.		7.500%	05/01/07	500	517
AT&T Wireless Services, Inc.		8.125%	05/01/12	500	578
Cingular Wireless LLC		6.500%	12/15/11	250	268
L-3 Communications Corporation		6.375%	10/15/15	530	529	A
Motorola, Inc.		7.625%	11/15/10	64	71
Ubiquitel Operating Co.		9.875%	03/01/11	150	166
Verizon Wireless Capital LLC		5.375%	12/15/06	250	251

					2,380

Transportation	6.8%
American Airlines, Inc.		7.800%	10/01/06	310	306
American Commercial Lines/ACL Finance Corp.		9.500%	02/15/15	136	147
Continental Airlines, Inc.		7.033%	06/15/11	230	209
Continental Airlines, Inc.		8.048%	11/01/20	767	784
Delta Air Lines, Inc.		6.718%	01/02/23	3,115	3,160
GulfMark Offshore, Inc.		7.750%	07/15/14	270	281
H-Lines Finance Holding Corp.		0.000%	04/01/13	247	204	D
Horizon Lines, LLC		9.000%	11/01/12	244	257
Kansas City Southern Railway Co.		9.500%	10/01/08	95	103
Kansas City Southern Railway Co.		7.500%	06/15/09	150	155
Northwest Airlines Corporation		7.575%	03/01/19	1,988	2,002
Progress Rail Services Corp./Progress Metal Reclamation Co.		7.750%	04/01/12	270	276	A
Union Pacific Corporation		6.125%	01/15/12	2,000	2,104
United Air Lines, Inc.		7.783%	01/01/14	719	716G
US Airways, Inc. Escrow		0.000%	01/01/07	1,900	—	H
US Airways, Inc. Series 89A2		9.820%	01/01/13	473	208	G
US Airways, Inc. Series 93A3		10.375%	03/01/13	236	99	G
US Airways, Inc. Pass Thru Certificates		6.850%	01/30/18	602	596

					11,607

Total Corporate Bonds and Notes (Identified Cost—$124,172)					129,553

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Asset-Backed Securities	11.9%

Fixed Rate Securities	7.1%
ACE Securities Corp. 2002-M Trust		0.000%	10/13/17	$312	$6H
BankAmerica Manufactured Housing Contract 1997-2		6.900%	04/10/28	100	118
Captiva CBO 1997-1		6.860%	11/30/09	393	393	A,I
Conseco Finance Securitizations Corp. 2002-1		6.681%	12/01/33	1,255	1,272
Contimortgage Home Equity Loan Trust 1997-4		7.330%	10/15/28	765	665
FirstFed Corp. Manufactured Housing Contract 1996-1		8.060%	10/15/22	2,100	2,752	A
Green Tree Financial Corporation 1992-2		9.150%	01/15/18	733	642
Green Tree Financial Corporation 1993-1		8.450%	04/15/18	942	877
Green Tree Financial Corporation 1996-D		8.000%	09/15/27	281	274
Green Tree Financial Corporation 1999-4		6.970%	05/01/31	571	577
Mutual Fund Fee 2000-2		9.550%	04/30/08	562	72	A
Mutual Fund Fee 2000-3		9.070%	07/01/08	2,953	524	A
Oakwood Mortgage Investors Inc. 2002-B		6.060%	03/15/25	578	493
Pegasus Aviation Lease Securitization 2000-1		8.370%	03/25/30	1,300	819	A
Saxson Asset Securities Trust 2000-2		8.870%	07/25/30	1,941	1,933
Vanderbilt Mortgage Finance 1997-B		8.155%	10/07/26	750	780

					12,197

Floating Rate SecuritiesB	4.7%
ACE Securities Corp. 2005-SD1		4.778%	11/25/50	996	998
Banagricola DPR Funding		5.420%	03/15/10	1,775	1,775	A,I
Bayview Financial Asset Trust 2004-SSRA		4.978%	12/25/39	1,188	1,192A
CS First Boston Mortgage Securities Corp. 2004-CF2		4.849%	05/25/44	971	971	A
Residential Asset Mortgage Products 2004-RZ1		4.619%	03/25/34	1,842	1,842
Residential Asset Securities Corporation 2001-KS3		4.609%	09/25/31	1,266	1,267

					8,045

Stripped Securities	0.1%
Oakwood Mortgage Investors Inc. 2002-C		6.000%	08/15/10	874	150	J1

Total Asset-Backed Securities (Identified Cost—$21,296)					20,392
Mortgage-Backed Securities	8.9%

Fixed Rate Securities	5.6%
Asset Securitization Corporation 1996-D2		6.920%	02/14/29	208	209
Banc of America Commercial Mortgage Inc. 2005-5 A4		5.115%	10/10/45	1,050	1,045
Bear Stearns Asset Backed Securities, Inc. 2002-AC1		7.000%	01/25/32	2,312	2,335	A
Commercial Mortgage Acceptance Corporation 1997-ML1		6.570%	12/15/30	1,250	1,276

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Commercial Mortgage Acceptance Corporation 1997-ML1		6.735%	12/15/30	$1,595	$1,630
Enterprise Mortgage Acceptance Company 1999-1		6.420%	10/15/25	295	127	A
GMAC Commercial Mortgage Security Inc. 1998-C1		6.700%	05/15/30	507	523
GMAC Commercial Mortgage Security Inc. 1998-C1		6.974%	05/15/30	1,000	1,035
Metropolitan Asset Funding, Inc. 1998-B1		8.000%	11/20/24	1,000	852
Nomura Asset Securities Corporation 1996-MD5		7.120%	04/13/39	520	522

					9,554

Floating Rate SecuritiesB	2.6%
Blackrock Capital Finance LP 1997-R2		6.150%	12/25/35	1,086	782	A
Harborview Mortgage Loan Trust 2004-8		4.770%	11/19/34	1,090	1,092
Harborview Mortgage Loan Trust 2005-9		6.120%	06/20/35	1,500	1,216
Merit Securities Corporation 11PA		6.630%	09/28/32	850	248	A
Washington Mutual 2004-AR12		4.640%	10/25/44	1,022	1,023

					4,361

Stripped Securities	0.7%
LB-UBS Commercial Mortgage Trust 2001-C3		0.977%	06/15/36	3,139	128	A,J1
Prime Mortgage Trust 2005-2		1.743%	10/25/32	4,300	354	J1
Residential Asset Mortgage Products, Inc. 2005-SL2		0.000%	02/25/32	955	806	J2

					1,288

Total Mortgage-Backed Securities (Identified Cost—$15,391)					15,203

U.S. Government Securities	11.9%

Fixed Rate Securities
United States Treasury Notes		3.375%	02/28/07	6,000	5,927	C

Indexed Securities
United States Treasury Inflation-Protected Security		3.625%	01/15/08	2,300	2,912	C,K
United States Treasury Inflation-Protected Security		3.000%	07/15/12	2,550	2,987	C,K
United States Treasury Inflation-Protected Security		1.875%	07/15/13	5,000	5,348	C,K
United States Treasury Inflation-Protected Security		2.000%	07/15/14	3,000	3,152	C,K

					14,399

Total U.S. Government Securities (Identified Cost—$19,808)					20,326
U.S. Government Agency Mortgage-Backed Securities	0.9%
Fannie Mae		6.500%	08/25/44	1,426	1,459

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$1,482)					1,459

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee BondsI	32.6%

Aerospace/Defense	0.2%
Systems 2001 Asset Trust		6.664%	09/15/13	$255	$271	A

Cable	0.2%
Kabel Deutschland GmbH		10.625%	07/01/14	290	305	A

Chemicals	0.2%
Montell Finance Co. B.V.		8.100%	03/15/27	200	183	A
Rhodia SA		10.250%	06/01/10	160	175

					358

Electric	1.1%
Hydro-Quebec		6.300%	05/11/11	1,700	1,813

Energy	1.0%
Petroliam Nasional Berhad (Petronas)		7.750%	08/15/15	1,410	1,687	A
Aquila Canada Finance Corp.		7.750%	06/15/11	110	112

					1,799

Foreign Government	18.5%
Dominican Republic		9.500%	09/27/11	388	409	A
Federative Republic of Brazil		14.500%	10/15/09	1,840	2,360
Federative Republic of Brazil		5.250%	04/15/12	459	453	B
Federative Republic of Brazil		8.875%	04/15/24	300	335
Federative Republic of Brazil		12.250%	03/06/30	980	1,414
Federative Republic of Brazil		11.000%	08/17/40	2,460	3,171
Republic of Colombia		11.750%	02/25/20	1,970	2,724
Republic of Ecuador		9.000%	08/15/30	605	551	A,D
Republic of El Salvador		8.250%	04/10/32	625	689	A
Republic of Honduras		3.381%	10/01/11	201	197	B
Republic of Panama		9.375%	01/16/23	1,125	1,409
Republic of Panama		7.125%	01/29/26	1,360	1,377
Republic of Peru		5.000%	03/07/17	1,949	1,866	B
Republic of Peru		8.750%	11/21/33	950	1,069
Russian Federation		5.000%	03/31/30	8,005	9,037	D
United Mexican States		11.500%	05/15/26	1,150	1,880
United Mexican States		8.300%	08/15/31	390	501
United Mexican States		7.500%	04/08/33	1,870	2,214

					31,656

Insurance	0.6%
XL Capital Ltd.		5.250%	09/15/14	1,000	976

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee Bonds—Continued

Manufacturing (Diversified)	2.4%
Flextronics International Ltd.		6.500%	05/15/13	$170	$173
Tyco International Group SA		6.375%	10/15/11	1,000	1,039
Tyco International Group SA		6.875%	01/15/29	2,615	2,850

					4,062

Metals and Mining	0.1%
Ispat Inland ULC		9.750%	04/01/14	220	249

Oil and Gas	2.3%
Anadarko Finance Co.		6.750%	05/01/11	750	811
Anadarko Finance Co.		7.500%	05/01/31	1,000	1,226
Compagnie Generale de Geophysique SA (CGG)		7.500%	05/15/15	210	217
Gazprom		9.625%	03/01/13	770	929	A
Gazprom		9.625%	03/01/13	70	84
Ocean RIG ASA		8.375%	07/01/13	250	266	A
Western Oil Sands Inc.		8.375%	05/01/12	342	384

					3,917

Paper and Forest Products	0.1%
Domtar Inc.		7.875%	10/15/11	120	110

Special Purposes	3.1%
Arcel Finance Limited		5.984%	02/01/09	761	769	A
Burlington Resources Finance		7.400%	12/01/31	450	570
Deutsche Telekom International Finance BV		5.250%	07/22/13	600	597
Nell AF S.A.R.L.		8.375%	08/15/15	150	149	A
Petrozuata Finance, Inc.		8.220%	04/01/17	2,880	2,707	A
UFJ Finance Aruba AEC		6.750%	07/15/13	500	546

					5,338

Telecommunications	1.3%
Axtel SA		11.000%	12/15/13	340	384
France Telecom SA		8.750%	03/01/31	600	801
Innova S. de R.L		9.375%	09/19/13	240	266
INTELSAT		7.625%	04/15/12	430	347
Wind Acquisition Finance SA		10.750%	12/01/15	500	516	A

					2,314

Telecommunications (Cellular/Wireless)	0.2%
Rogers Wireless Communications Inc.		9.625%	05/01/11	60	69
Vodaphone Group PLC		7.750%	02/15/10	250	274

					343

Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Western Asset Premier Bond Fund—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR		VALUE
Yankee Bonds—Continued

Transportation	1.3%
Canadian Pacific Railroad Co.		6.250%	10/15/11	$1,000		$1,062
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V. (TFM)		9.375%	05/01/12	170		186	A
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V. (TFM)		12.500%	06/15/12	750		855
OMI Corporation		7.625%	12/01/13	200		203

						2,306

Total Yankee Bonds (Identified Cost—$49,236)						55,817
Preferred Stocks	10.1%
Fannie Mae		4.750%		162	shrs	6,662
Fannie Mae		5.375%		.015		1,378	M
Fannie Mae		7.000%		7		382	L
Freddie Mac		3.580%		154		5,564	L
Freddie Mac		3.850%		.1		4	L
Freddie Mac		5.000%		.2		9
General Motors Corporation		5.250%		225		3,352	M

Total Preferred Stocks (Identified Cost—$17,241)						17,351
Warrants	N.M.
American Tower				.251	wts	96

Total Warrants (Identified Cost—$16)						96
Trust Preferred Securities	1.6%
Corporate-Backed Trust Certificates		8.000%		16	shrs	230
Corporate-Backed Trust Certificates		7.375%		17		230
CORTS Trust for Ford Motor Co.		8.000%		54		816
PreferredPlus TR-CCR1		8.250%		5		74
SATURNS-F 2003-5		8.125%		93		1,428

Total Trust Preferred Securities (Identified Cost—$2,936)						2,778
Total Long-Term Securities (Identified Cost—$251,578)						262,975

Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Short-Term Securities	4.1%

Repurchase Agreement
Lehman Brothers 4.15% dated 12/30/05, to be repurchased at $7,114 on 1/03/06 (Collateral: $6,995 Federal Home Loan Bank Notes, 5.125% due 08/15/19, value $7,253)				$7,111	$7,111

Total Short-Term Securities (Identified Cost—$7,111)					7,111
Total Investments
(Identified Cost—$258,689)	157.9%				270,086

Other Assets Less Liabilities	(15.8)%				(27,076)
Liquidation Value of Preferred Shares	(42.1)%				(72,000)

Net Assets Applicable to Common Shareholders	100.0%				$171,010

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts WrittenN
U.S Treasury Note Futures	March 2006	4	$(8)

			$(8)

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 19.8% of net assets applicable to common shareholders.
B	Floating Rate Security – The rate of interest on this type of security is tied to the London Interbank Offer Rate (LIBOR). The coupon rate is as of December 31, 2005.
C	Position, or a portion thereof, with an aggregate market value of $29,591 have been segregated to collateralize reverse repurchase agreements.
D	Stepped-coupon Security – A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends.
E	Convertible Bond – Bond may be converted into the issuer’s common stock.
F	Collateral to cover futures contracts written.
G	Bond in default as of December 31, 2005.
H	Zero-coupon Bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
I	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
J	Stripped Security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of the interest due.
K	Treasury Inflation Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index (CPI) for all Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
L	Indexed Security – The rate of interest on this type of security is based on the Constant Maturity Treasury (CMT) index. The coupon rate is as of December 31, 2005.
M	Convertible Preferred Stock – Stock may be converted into the issuer’s common stock.
N	Futures are described in more detail in the Notes to the Financial Statements.

N.M.—Not meaningful.

Semi-Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

(Amounts in Thousands)

Western Asset Premier Bond Fund

Assets:
Investments, at value (Identified cost—$251,578)	$262,975
Short term investments, at value (Identified cost—$7,111)	7,111
Interest and dividends receivable	4,099
Receivable for securities sold	548
Swap contract value	176
Receivable for futures variation margin	1
Other assets	18

Total assets	274,928

Liabilities:
Reverse repurchase agreement and interest payable	29,544
Dividends to common shareholders	1,799
Investment management payable	97
Administrative fees payable	28
Accrued expenses and other liabilities	310

Total liabilities	31,778

Preferred shares:
$25 liquidation value per share applicable to 3 shares authorized and outstanding, including dividends payable (Note 6)	72,140

Net Assets Applicable to Common Shareholders	$171,010

Composition of Net Assets Applicable to Common Shareholders:
Common shares, no par value, unlimited number of shares authorized, 11,455 shares issued and outstanding (Note 5)	162,294
Under/(over) distributed net investment income	(1,285)
Accumulated net realized gain/(loss) on investments, options, futures and swaps	(1,565)
Net unrealized appreciation/(depreciation) on investments, futures and swaps	11,566

Net Assets Applicable to Common Shareholders	$171,010

Net asset value per common share:
($171,010 ÷ 11,455 common shares issued and outstanding)	$14.93

See notes to financial statements.

Annual Report to Shareholders

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

(Amounts in Thousands)

Western Asset Premier Bond Fund

Investment Income:
Interest	$18,327
Dividends	181

Total investment income	18,508

Expenses:
Advisory and administration fees	1,355
Preferred shares auction agent fees	190
Audit and legal fees	151
Reports to shareholders	74
Custodian fees	50
Preferred shares rating agency fees	25
Transfer agent and shareholder servicing fee	25
Registration fees	24
Trustees’ fees	11
Other expenses	61

Total operating expenses	1,966
Interest expense	870

Total expense	2,836

Net Investment Income	15,672

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
Investments	2,112
Options	46
Swaps	37
Futures	(100)

2,095

Change in unrealized gain/(loss) on investments, futures, options and swaps	(8,320)

Net realized and unrealized gain/(loss) on investments, futures, options and swaps	(6,225)

Change in net assets resulting from operations	9,447

Dividends to Preferred Shareholders from Net Investment Income	(2,458)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$6,989

See notes to financial statements.

Annual Report to Shareholders

STATEMENTS OF CHANGES IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

(Amounts in Thousands)

Western Asset Premier Bond Fund

	FOR THE YEAR ENDED
	DECEMBER 31, 2005	DECEMBER 31, 2004
Change in Net Assets Applicable to Common Shareholders:
Net investment income	$15,672	$15,119
Net realized gain/(loss) on investments, futures, options and swaps	2,095	3,728
Change in unrealized gain/(loss) on investments, futures, options and swaps	(8,320)	2,641

Change in net assets resulting from operations	9,447	21,488

Dividends to Preferred Shareholders from net investment income	(2,458)	(1,069)

Change in Net Assets Applicable to Common Shareholders Resulting from Operations	6,989	20,419

Distributions to Common Shareholders:
From net investment income	(13,713)	(14,516)

Capital Transactions:
Reinvestment of dividends resulting in the issuance of 29 and 106 common shares, respectively	446	1,613

Net change in net assets applicable to common shareholders	(6,278)	7,516

Net Assets:
Beginning of year	177,288	169,772

End of year	$171,010	$177,288

Under/(over) distributed net investment income	$(1,285)	$(807)

See notes to financial statements.

Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a common share outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

	FOR THE YEAR ENDED DECEMBER 31,	FOR THE YEAR ENDED DECEMBER 31,	FOR THE YEAR ENDED DECEMBER 31,	FOR THE PERIOD ENDED DECEMBER 31,
	2005	2004	2003	2002*
Investment Operations:
Net asset value per common share, beginning of period	$15.52	$15.00	$13.57	$14.32	(1)

Net investment income(2)	1.37	1.33	1.32	1.02
Net realized and unrealized gain/(loss) on investments, options, futures and swaps	(0.55)	0.56	1.51	(0.63)
Dividends to Preferred Shareholders	(0.21)	(0.09)	(0.08)	(0.03)

Total from investment operations applicable to Common Shareholders	0.61	1.80	2.75	0.36

Dividends to Common Shareholders:
From net investment income	(1.20)	(1.28)	(1. 31)	(0.97)

Offering costs charged to paid in capital	—	—	(0.01)	(0.14)

Net asset value per common share, end of period(3)	$14.93	$15.52	$15.00	$13.57

Market value, end of period(3)	$13.72	$16.14	$15.85	$14.45

Total Investment Return Based on:(4)
Market Value	-7.83%	10.79%	21.56%	1.98%
Net Asset Value	4.31%	12.57%	20.81%	1.87%

Ratio to Average Net Assets Applicable to Common Shareholders /Supplementary Data:
Net assets applicable to common shareholders, end of period (in thousands)	$171,010	$177,288	$169,772	$150,614
Expenses	1.63%	1.17%	1.24%	1.55	%(6)
Expenses, excluding interest expense	1.13%	1.13%	1.24%	1.07	%(6)
Net investment income(5)	7.58%	8.22%	8.55%	9.37	%(6)
Portfolio turnover rate	41%	39%	38%	111%

Preferred share information at end of the period:
Aggregate amount outstanding (in thousands)	$72,000	$72,000	$72,000	$72,000
Asset Coverage on preferred shares, end of period(7)	337%	346%	336%	309%
Liquidation and market value per share (in thousands)	$25	$25	$25	$25

(1)	Net sales load of $0.68 on initial shares issued.
(2)	Based on average shares outstanding.
(3)	Net asset value and market value are published in The Wall Street Journal each Monday.
(4)	Total investment return is calculated assuming a purchase of common shares on the opening of the first day and a sale on the closing of the last day of each year reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.
(5)	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders. Ratios of net investment income before preferred share dividends to average net assets of common shareholders is 8.99%, 8.85%, 9.11% and 9.66%, respectively.
(6)	Annualized.
(7)	Asset coverage on preferred shares equals net assets of common shares plus the redemption value of the preferred shares divided by the number of preferred shares outstanding at the end of the period.
*	March 28, 2002 (commencement of operations).

See notes to financial statements.

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands)

1. Organization and Significant Accounting Policies:

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds. The Fund currently seeks to achieve its investment objective by investing substantially all of its assets in bonds, including corporate bonds, U.S. government and agency securities and mortgage-related securities. The ability of the issuers of the securities held by the Fund to meet their obligations might be affected by, among other things, economic developments in a specific state, industry or region.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities owned by the Fund for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued by the Fund’s investment adviser, Western Asset Management Company (“Western Asset”), or its affiliates, acting in accordance with policies and procedures approved by the Board. In determining fair value, the Fund’s investment adviser or its affiliates consider all relevant qualitative and quantitative information available. The factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Purchases and sales of investment securities (excluding short-term investments, U.S. government securities and U.S. government agency securities) aggregated $110,843 and $103,306, respectively for the year ended December 31, 2005. There were purchases of $12,325 and sales of $6,339 of U.S. government and government agency obligations for the year ended December 31, 2005.

Foreign Currency Translation

Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, and generally at 2:00 PM ET. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

The Fund may engage in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of a counterparty default, the

Annual Report to Shareholders

Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreements. Under the terms of a typical reverse repurchase agreement, the Fund sells an underlying debt obligation subject to an obligation to repurchase the security from the buyer at an agreed-upon price and time, thereby determining the yield during the buyer’s holding period. A reverse repurchase agreement involves the risk that the market value of the securities the Fund has sold and is obligated to repurchase exceed the cash retained by the Fund. In the event the buyer of the securities under a repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. At the time the Fund enters into a reverse repurchase agreement, it will segregate, on it books, liquid assets having a value at least equal to the repurchase price or take other actions permitted by law to cover its obligations.

Options, Futures and Swap Agreements

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Common Shareholders

Dividend income and distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid monthly to common shareholders. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. If necessary, a second distribution on such gains will be paid in December to avoid imposition of a federal excise tax. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting purposes and federal income tax purposes.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the market price of that security. The Fund must then borrow the security sold short and deliver it to the dealer that brokered the short sale. A gain, limited to the price at which the security was sold short, or a loss, potentially unlimited in size, will be recognized upon the termination of the short sale. With respect to each short sale, the Fund must segregate collateral consisting of cash or liquid securities with a value at least equal to the current market value of the shorted securities, marked-to-market daily, or take other actions permitted by law to cover its obligations. Dividend expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. The Fund had no open short sales at December 31, 2005.

2. Federal Income Taxes

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of the distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Annual Report to Shareholders

3. Financial Instruments:

Forward Foreign Currency Exchange Contracts

As part of its investment program, the Fund may utilize forward foreign currency exchange contracts. Forward foreign exchange contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in the contract’s market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contact at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency exchange contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency exchange contracts used for hedging purposes limit the risk of loss due to the decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund had no outstanding forward foreign currency exchange contracts as of December 31, 2005.

Option and Futures

As part of its investment program, the Fund may utilize options and futures. Options may be written (sold) or purchased by the Fund. When the Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.

Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser.	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the portfolio of investments. The risk in writing a covered call option is that the Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases

NOTES TO FINANCIAL STATEMENTS—Continued

Annual Report to Shareholders

and the option is exercised. In addition, there is a risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Activity in written call during the year ended December 31, 2005, was as follows:

	Calls		Puts
	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at December 31, 2004	—	$—	—	$—
Options written	155	189	—	—
Options closed	(150)	(185)	—	—
Options expired	(5)	(4)	—	—
Options exercised	—	—	—	—

Options outstanding at December 31, 2005	0	$—	0	$—

Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin”. Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

The Fund enters into futures contracts in connection with its interest rate management strategy, or for other purposes. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of the futures contract primarily corresponds with the value of their underlying instruments, which may not correlate with changes in interest rates (if applicable). In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The open futures positions and related appreciation or depreciation at December 31, 2005, are listed at the end of the Fund’s portfolio of investments.

Reverse Repurchase Agreements

For the year ended December 31, 2005, the average amount of reverse repurchase agreement outstanding was $26,252 and the daily weighted average interest rate was 3.27%.

Broker	Interest Rate	Maturity	Amount
Deutsche Bank	4.00	1/3/06	5,996
Deutsche Bank	4.15	1/3/06	14,556
Deutsche Bank	4.50	1/3/06	8,992

			$29,544

Swap Agreements

The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counter-party. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively.

Annual Report to Shareholders

Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. Interest rate swap contracts involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Swaps may be considered to be illiquid. Periodic payments and premiums received or made by the Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

The following is summary of open swap contracts outstanding at December 31, 2005.

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)A
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1- Month LIBOR[1] + 160 bp*, due 6/25/35)	June 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	$43	$1
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1, 1- Month LIBOR[1] + 250 bp*, due 6/25/35)	June 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (ACE Securities Corp., 1- Month LIBOR[1] + 138 bp*, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1, 1- Month LIBOR[1] + 220 bp*, due 2/25/35)	February 25, 2035	2.06% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust, 1- Month LIBOR[1] + 190 bp*), due 10/25/34)	October 25, 2034	1.37% Monthly	Specified Amount upon credit event noticeB	58	1
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1- Month LIBOR[1] + 130 bp*, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005-1, 1- Month LIBOR[1] + 200 bp*, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified Amount upon credit event noticeB	43	1

NOTES TO FINANCIAL STATEMENTS—Continued

Annual Report to Shareholders

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)A
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4, 1- Month LIBOR[1] + 300 bp*, due 3/25/34)	March 25, 2034	2.20% Monthly	Specified Amount upon credit event noticeB	$58	$1
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1- Month LIBOR[1] + 225 bp*, due 11/25/34)	November 25, 2034	1.33% Monthly	Specified Amount upon credit event noticeB	43	—
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11, 1- Month LIBOR[1] + 350 bp*, due 11/25/34)	November 25, 2034	2.15% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust, 1- Month LIBOR[1] + 180 bp*, due 11/25/34)	November 25, 2034	1.31% Monthly	Specified Amount upon credit event noticeB	43	—
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3, 1- Month LIBOR[1] + 315 bp*, due 11/25/34)	November 25, 2034	2.18% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1- Month LIBOR[1] + 135 bp*, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1- Month LIBOR[1] + 200 bp*, due 1/25/35)	January 25, 2035	2.08% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (INDYMAC Home Equity Loan Asset-Backed Trust 2004-C, 1- Month LIBOR[1] + 190 bp*, due 3/25/35)	March 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (INDYMAC Home Equity Loan Asset-Backed Trust 2004-C, 1- Month LIBOR[1] + 325 bp*, due 3/25/35)	March 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1, 1- Month LIBOR[1] + 350 bp*), due 2/25/34)	February 25, 2034	2.15% Monthly	Specified Amount upon credit event noticeB	58	—
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1- Month LIBOR[1] + 170 bp*, due 2/25/35)	February 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	—
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1, 1- Month LIBOR[1] + 275 bp*, due 2/25/35)	February 25, 2035	2.08% Monthly	Specified Amount upon credit event noticeB	43	1

Annual Report to Shareholders

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)A
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1- Month LIBOR[1] + 153 bp*, due 12/25/34)	December 25, 2034	1.31% Monthly	Specified Amount upon credit event noticeB	$43	$—
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1, 1- Month LIBOR[1] + 240 bp*, due 12/25/34)	December 25, 2034	2.08% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1, 1- Month LIBOR[1] + 225 bp*, due 9/25/35)	September 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4, 1- Month LIBOR[1] + 375 bp*, due 4/25/35)	April 25, 2035	2.15% Monthly	Specified Amount upon credit event noticeB	58	1
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1, 1- Month LIBOR[1] + 130 bp*, due 10/25/35)	October 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1, 1- Month LIBOR[1] + 205 bp*, due 10/25/35)	October 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1, 1- Month LIBOR[1] + 135 bp*, due 9/25/35)	September 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1- Month LIBOR[1] + 130 bp*, due 1/25/35)	January 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1, 1- Month LIBOR[1] + 215 bp*, due 1/25/35)	January 25, 2035	2.18% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2, 1- Month LIBOR[1] + 325 bp*), due 8/25/34)	August 25, 2034	2.15% Monthly	Specified Amount upon credit event noticeB	58	1
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1- Month LIBOR[1] + 140 bp*, due 3/25/35)	March 25, 2035	1.31% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1, 1- Month LIBOR[1] + 205 bp*, due 3/25/35)	March 25, 2035	2.18% Monthly	Specified Amount upon credit event noticeB	43	1

NOTES TO FINANCIAL STATEMENTS—Continued

Annual Report to Shareholders

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)A
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1- Month LIBOR[1] + 135 bp*, due 6/25/05)	June 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1, 1- Month LIBOR[1] + 195 bp*, due 6/25/05)	June 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1- Month LIBOR[1] + 155 bp*, due 1/25/36)	January 25, 2036	1.36% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1, 1- Month LIBOR[1] + 250 bp*, due 1/25/36)	January 25, 2036	2.18% Monthly	Specified Amount upon credit event noticeB	43	1
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1, 1- Month LIBOR[1] + 230 bp*, due 6/25/34)	June 25, 2034	1.37% Monthly	Specified Amount upon credit event noticeB	58	—
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1- Month LIBOR[1] + 165 bp*, due 1/25/35)	January 25, 2035	1.28% Monthly	Specified Amount upon credit event noticeB	$43	$1
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1- Month LIBOR[1] + 260 bp*, due 1/25/35)	January 25, 2035	2.05% Monthly	Specified Amount upon credit event noticeB	43	1
Merrill Lynch (iBoxx CDX NA IG)	June 20, 2010	Specified Amount upon credit event noticeC	0.40% Quarterly	15,000	144

					$176

[1]	As of December 31, 2005, the 1 month London Interbank Offered Rate was 4.39%.
A	“—” refers to amount not meaningful.
B	Upon Bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000.
C	Upon Bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.
*	100 basis points = 1%.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2005 and December 31, 2004 was as follows:

	December 31, 2005	December 31, 2004
Distribution paid from: Ordinary Income	$16,171	$15,585
Net Long-Term Capital Gains	—	—

Total Taxable Distribution	$16,171	$15,585

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

As of December 31, 2005, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income—net	$374
Undistributed long-term capital gains—net	—

Total undistributed earnings—net	$374
Capital loss carryforward	$(1,529	)*
Unrealized gains/(losses)—net	10,019	**

Total accumulated earnings/(losses)—net	$8,864

*	At December 31, 2005, the Fund had a net capital loss carryforward of $1,529, which expires in the year 2011. This amount will be available to offset like amounts of any future taxable gains.
**	The difference between book-basis and tax-basis unrealized gains/(losses) is primarily attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods of premium and discount and the mark to market rules for options and futures contracts and other book/tax temporary differences.

For financial reporting, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the period ended December 31, 2005, the Fund increased accumulated net realized loss on investments, options, futures and swaps by $21, and decreased Under/(over) distributed net investment income by $21.

At December 31, 2005, the cost of securities for federal income tax purposes was $260,050. Accordingly, gross unrealized appreciation of investments was $14,350 and gross unrealized depreciation of investments was $4,314, resulting in net unrealized appreciation of $10,036.

5. Common Shares:

Of the 11,454,996 shares of common stock outstanding at December 31, 2005, Western Asset owned 9,563 shares (share amounts are not in thousands).

6. Preferred Shares (amounts are not in thousands):

There are 2,880 shares of Auction Market Preferred Shares (“Preferred Shares”) authorized. The preferred shares have rights as set forth in the Fund’s Agreement and Declaration of Trust, as amended to date, and its Bylaws, as amended to date (the “Bylaws”), or as otherwise determined by the Trustees. The 2,880 Preferred Shares outstanding consist of two series, 1,440 shares of Series M and 1,440 shares of Series W. The Preferred Shares have a liquidation value of $25,000 per share, plus any accumulated but unpaid dividends whether or not earned or declared.

Dividends on the Series M and Series W Preferred Shares are cumulative and are paid at a rate typically reset every seven and twenty-eight days, respectively, based on the results of an auction. Dividend rates ranged from 2.22% to 4.50% from January 1, 2005 to December 31, 2005. Under the Investment Company Act of 1940, the Fund may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The Preferred Shares are redeemable at the option of the Fund, in whole or in part, on the second business day preceding any dividend payment date at $25,000 per share plus any accumulated but unpaid dividends. The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated but unpaid dividends, whether or not earned or declared, if certain requirements relating to the composition of the assets and liabilities of the Fund as set forth in the Bylaws are not satisfied.

Preferred Shareholders, who are entitled to one vote per Preferred Share, generally vote as a single class with the common shareholders, but will vote separately as a class (and, in certain circumstances, vote separately by series) with respect to certain matters set forth in the Bylaws. The preferred shareholders are entitled to elect two Trustees of the Fund.

7. Securities Loaned:

The Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s

Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. As of December 31, 2005, there were no securities on loan.

8. Transactions with Affiliates and Certain Other Parties (dollar amounts are not in thousands):

The Fund has an Investment Management Agreement with Western Asset. Pursuant to the terms of the management agreement, the Fund pays Western Asset an annual fee, payable monthly, in an amount equal to 0.55% of the average weekly value of the Fund’s total managed assets. Pursuant to a Portfolio Management Agreement between Western Asset and Western Asset Management Company Limited (“WAML”), Western Asset pays a portion of the fees it receives from the Fund to WAML at an annual rate of 0.425% of the average weekly value of the Fund’s total managed assets that WAML manages. Western Asset and WAML are wholly owned subsidiaries of Legg Mason, Inc.

Under the terms of the Administration Agreement among the Fund, Western Asset and Princeton Administrators, L.P. (the “Administrator”), Western Asset pays the Administrator, a monthly fee at an annual rate of 0.125% of the Fund’s average weekly total managed assets, subject to a monthly minimum fee of $12,500.

9. Trustee Compensation (dollar amounts are not in thousands):

During the fiscal year ended December 31, 2005, each Independent Trustee received an aggregate fee of $50,000 annually for serving on the combined Board of Directors/Trustees of the Fund, Western Asset Funds, Inc. and Western Asset Income Fund. Each Trustee also received a fee of $5,000 and related expenses for each meeting of the Board attended in-person and a fee of $2,500 for participating in a telephonic meeting. The Chairman of the Board and the Chairman of the Audit Committee each received an additional $20,000 per year for serving in such capacities. Audit Committee members received a fee of $5,000. Other committee members received $2,500. Committee members also received a fee of $2,500 for participating in each telephonic committee meeting. All such fees are allocated among the Fund, Western Asset Funds, Inc. and Western Asset Income Fund according to each such investment company’s average net assets.

Annual Report to Shareholders

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of Western Asset Premier Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Western Asset Premier Bond Fund (the “Fund”) at December 31, 2005, the results of its operations, the changes in its net assets, and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

February 20, 2006

Annual Report to Shareholders

FEDERAL TAX INFORMATION

Of the Fund’s ordinary income distributions paid during the year ended December 31, 2005, 6.00% was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Western Asset Premier Bond Fund

Annual Report to Shareholders

OTHER INFORMATION

Dividend Reinvestment Plan

Western Asset Premier Bond Fund (“WEA” or “Fund”) and EquiServe Trust Company N.A. (“Agent”), as the Transfer Agent and Registrar of WEA, offer a convenient way to add shares of WEA to your account. WEA offers to all common shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) on the common shares are automatically invested in shares of WEA unless the shareholder elects otherwise.

As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of WEA, if the market price of the shares on the date of the distribution is at or above the net asset value (“NAV”) of the shares, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, minus estimated brokerage commissions that would be incurred upon the purchase of common shares on the open market, the Agent will, as agent for the participants, buy shares of WEA through a broker on the open market. All common shares acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by EquiServe in accordance with your instructions.

Additional Information Regarding the Plan

WEA will pay all costs applicable to the Plan, with the exceptions noted below. Brokerage commissions for open market purchases by the Agent under the Plan will be charged to participants. All shares acquired through the Plan receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Trustees may declare.

You may terminate participation in the Plan at any time by giving written notice to the Agent. Such termination shall be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (IRS) and only one Form 1099-DIV will be sent to participants each year.

Inquiries regarding the Plan, as well as notices of termination, should be directed to EquiServe Trust Company, N.A. c/o Computershare Investor Services, P.O. Box 43010, Providence, Rhode Island 02940-3010—Investor Relations telephone number (866) 290-4386.

Annual Certifications

In May 2005, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) in which the Fund’s principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting.

Proxy Voting

You may request a free description of the policies and procedures that the Fund uses to determine how proxies relating to the Fund’s portfolio securities are voted by calling 1-626-844-9528 or by writing to the Fund, or you may obtain a copy of these policies and procedures (and other information relating to the Fund) from the SEC’s web site (http://www.sec.gov). You may request a free report regarding the Fund’s voting of proxies relating to portfolio securities during the most recent twelve-month period ended June 30 by calling 1-626-844-9528 or by writing to the Fund, or you may obtain a copy of this report (and other information relating to the Fund, from the SEC’s website (http://www.sec.gov).

Annual Report to Shareholders

TRUSTEES AND OFFICERS

The Trustees and officers of the Fund, their year of birth, and a description of their principal occupations during the past five years are listed below. Except as shown, each Trustee’s and officer’s principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee or officer may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o Western Asset Management Company, 385 East Colorado Blvd., Pasadena, CA 91105.

Name and Year of Birth	Position(s) with the Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years	Number of Portfolios In Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Independent Trustees
Ronald J. Arnault 1943	Trustee	Served since 2002	Retired.	14	None
John E. Bryson 1943	Trustee	Served since 2002	Chairman and CEO, Edison International (electric power generator, distributor and structured finance provider), since 1990. Chairman of Southern California Edison Company, 2003-present.	14	Director of The Boeing Company and The Walt Disney Company
Anita L. DeFrantz 1952	Trustee	Served since 2002	President, since 1987, and Director, since 1990, Amateur Athletic Foundation of Los Angeles. President and Director, Kids in Sports, since 1994. Vice President and Director International Rowing Federation 1997-present. Member International Olympic Committee (“IOC”), 1986-present. Member IOC Executive Board 1992-2001. Member U.S. Olympic Committee (“USOC”) 1976-present. Member USOC Executive Board 1977-present.	14	None
William E. B. Siart 1946	Trustee and Chairman of the Trustees	Served since 2002	Chairman, Walt Disney Concert Hall, Inc., since 1998. Chairman, Excellent Education Development, since 2000.	14	None
Louis A. Simpson 1936	Trustee	Served since 2002	President and Chief Executive Officer, Capital Operations GEICO Corporation, since 1993.	14	VeriSign, Inc.
Jaynie Miller Studenmund 1954	Trustee	Served since 2004	Chief Operating Officer, Overture Services, Inc., 2001-2004; President and Chief Operating Officer, Paymybills.com, 2000-2001.	14	aQuantive Inc.

Annual Report to Shareholders

TRUSTEES AND OFFICERS—Continued

Name and Year of Birth	Position(s) with the Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years	Number of Portfolios In Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Interested Trustee(3)
Ronald L. Olson 1941	Trustee	Served Since 2005	Senior Partner, Munger, Tolles & Olson, LLP, since 1968.	14	Edison International, City National Corporation (financial services company), The Washington Post Company, RAND Corporation (nonprofit institution) and Berkshire Hathaway, Inc.
Officers
James W. Hirschmann III 1960	President	Served since 2001	Director, President and Chief Executive Officer, Western Asset, March 1999 to present; Director of WAML, 1999 to present; President, Western Asset Funds, Inc. and Western Asset Income Fund 1999 to present.	N/A	N/A
Ilene S. Harker 1955	Vice President	Served since 2001	Head of Enterprise Risk Management, Western Asset, 2003 to present; Vice President, Western Asset Income Fund, since 1996; Vice President, Western Asset Funds, Inc., since 1990. Formerly: Director of Compliance and Controls, Western Asset, 1978 to 2003.	N/A	N/A
S. Kenneth Leech 1954	Vice President	Served since 2001	Chief Investment Officer, Western Asset, 1998 to present; Vice President, Western Asset Funds, Inc. 1990 to present and Western Asset Income Fund 1998 to present.	N/A	N/A
Marie K. Karpinski 1949	Treasurer and Principal Financial and Accounting Officer	Served since 2001	Vice President, Legg Mason & Co., LLC 1992 to present; Vice President and Treasurer of all Legg Mason retail funds (open-end investment companies), 1986 to present; Vice President and Treasurer of Legg Mason Charles Street Trust, Inc. (open-end investment company) and Western Asset Funds, Inc.; Treasurer and Principal Financial and Accounting Officer of Western Asset Income Fund, 2001 to present, Western Asset Funds, Inc., 1990 to present, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund, 2003 to present, and Western Asset U.S. Treasury Inflation Protected Securities Fund 2, 2004 to present. Formerly: Assistant Treasurer of Western Asset Income Fund, 1988 to 2001.	N/A	N/A

Annual Report to Shareholders

Name and Year of Birth	Position(s) with the Fund	Term of Office and Length of Time Served(1)	Principal Occupation(s) During the Past Five Years	Number of Portfolios In Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee
Amy M. Olmert 1963	Chief Compliance Officer	Served since 2004	Senior Vice President of Legg Mason, Inc. since 2004. Vice President and Chief Compliance Officer of all Legg Mason retail open-end investment companies and Legg Mason Charles Street Trust, Inc., an open-end investment company, 2004-present. Chief Compliance Officer of Western Asset Funds, Inc., Western Asset Income Fund, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 since 2004. Formerly, Managing Director, Deutsche Asset Management, 1997 to 2004.	N/A	N/A
Erin K. Morris 1966	Assistant Treasurer	Served since 2001	Assistant Vice President of Legg Mason & Co., LLC, 2002 to present; Assistant Treasurer, 2001 to present, of: Legg Mason Income Trust, Legg Mason Cash Reserve Trust, Legg Mason Tax Exempt Trust, Legg Mason Tax-Free Income Fund, Western Asset Income Fund, Western Asset Funds, Inc., Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund, 2003 to present, and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2, 2004 to present; Manager, Fund Accounting, Legg Mason, 2000 to present.	N/A	N/A
Lisa G. Mrozek 1962	Secretary	Served since 2001	Senior Compliance Officer, Western Asset; Secretary, Western Asset Funds, Inc. and Western Asset Income Fund, 1999 to present.	N/A	N/A
(1)	Each of the Trustees of the Fund shall hold office until the next annual meeting of shareholders at which Trustees are elected as required by applicable law or the rules of any exchange on which the Fund’s shares are listed and until his or her respective successor is elected and qualified, or until he or she sooner dies, resigns, retires or is disqualified or removed from office.
Each officer shall hold office until his or her respective successor is chosen and qualified, or in each case until he or she sooner dies, resigns, is removed with or without cause or becomes disqualified.
(2)	Each Trustee also serves as a Director for Western Asset Income Fund (closed-end investment company) and Western Asset Funds, Inc. (open-end investment company), which are considered part of the same Fund Complex as the Fund.
(3)	Mr. Olson is considered to be an “interested person” (as defined in Section 2(a) (19) of the Investment Company Act of 1940, as amended, of the Fund on the basis of his law firm providing legal services to the Fund’s investment adviser, Western Asset.

Annual Report to Shareholders

TRUSTEES AND OFFICERS—Continued

Trustee Consideration of the Management Agreements

The Executive and Contracts Committee of the Board of Trustees considered the Investment Management Agreement (the “Management Agreement”) between the Fund and Western Asset and the Portfolio Management Agreement (together with the Management Agreement, the “Agreements”) between Western Asset and WAML with respect to the Fund at meetings held on September 13, 2005, October 24, 2005 and November 8, 2005. At a subsequent meeting held on November 8, 2005, the Executive and Contracts Committee reported to the full Board of Trustees their considerations with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

In arriving at their decision to renew the Agreements, the Trustees met with representatives of Western Asset and WAML (together, the “Advisers”), including relevant investment advisory personnel; reviewed a variety of information prepared by the Advisers and materials provided by Lipper Inc. (“Lipper”) and counsel to the Independent Trustees; and reviewed performance and expense information for peer groups of comparable funds, selected and prepared by Lipper. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings with respect to the Fund’s performance and other relevant matters, such as information on differences between the Fund’s share price and net asset value per share, and related discussions with the Advisers’ personnel.

As part of their review, the Trustees examined the Advisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Advisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Advisers to attract and retain capable research and advisory personnel; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund; the pending acquisition of Citigroup Asset Management by Legg Mason, Inc., the Advisers’ parent company, and the impact such acquisition may have on the Advisers; and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future under the Agreements, including the Advisers’ business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Advisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable leveraged funds in peer groups investing primarily in corporate debt. The Trustees discussed the factors involved in the Fund’s performance relative to the performance of its peer groups. In that connection, the Trustees noted that the performance of the Fund over all but one of the periods reviewed was above the average of each peer group.

The Trustees also gave substantial consideration to the management fee and total expenses payable by the Fund. They reviewed information concerning management fees paid to investment advisers of similarly-managed funds, as well as fees paid by the Advisers’ other clients, including separate accounts managed by the Advisers. The Trustees observed that the management fee paid by the Fund was below the average of its Lipper peer group. They noted that the management fee paid by the Fund was generally higher than the fees paid by clients of the Advisers, but that the administrative and operational responsibilities for the Advisers with respect to the Fund were also relatively higher. In light of these differences, the Trustees concluded that the differences in management fees were reasonable. The Trustees noted that the Fund’s total expenses were above the average of its Lipper peer group, and that the difference tended to be attributable to the fees of the Fund’s service providers other than the Advisers. Management indicated that efforts had been made to reduce these expenses and they would be expected to be lower on a going forward basis.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the Fund to the Advisers and the direct and indirect benefits that the Advisers may receive from their relationship with the Fund, including any so-called “fallout benefits” to the Advisers, such as reputational value derived from serving as investment adviser. In that connection, the Trustees concluded that the Advisers’ profitability was consistent with levels of profitability that had been determined by courts not to be “excessive.”

Annual Report to Shareholders

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Trustees concluded that, because the Fund is a closed-end fund and does not make a continuous offer of its securities, the Fund’s size was relatively fixed and it would be unlikely that the Advisers would realize economies of scale from the Fund’s growth. The Trustees further concluded that, because the Advisers’ profitability was consistent with levels of profitability that had been determined by courts not to be “excessive,” any economies of scale that may currently exist need not be shared with shareholders at this time.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who are independent of the Advisers within the meaning of the SEC rules regarding the independence of counsel. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable, given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Annual Report to Shareholders

PRIVACY POLICY

The Fund is committed to keeping nonpublic personal information secure and confidential. The notice is intended to help a shareholder understand how the Fund fulfill this commitment.

From time to time, the Fund, through their Service Providers, may collect a variety of personal information, including:

•	Information received on applications and forms, via the telephone, and through websites;

•	Information about transactions with the Funds, affiliates, or others (such as purchases, sales, or account balances); and

•	Information about shareholders received from consumer reporting agencies.

The Fund does not disclose shareholder nonpublic personal information, except as permitted by applicable law or regulation. For example, the Fund may share this information with others in order to process transactions. Any information provided to companies that perform services on behalf of the Fund, such as printing and mailing, or to other financial institutions with which the Fund has joint marketing agreements are required to protect the confidentiality of shareholders information and to use it only to perform the services for which the companies hired.

The Fund, through their Service Providers, maintain physical, electronic, and procedural safeguards to protect shareholder non-public personal information. Access to this information is restricted.

If a shareholder decides at some point either to close his/her account(s) or become an inactive customer, the Fund will continue to adhere to these privacy policies and practices with respect to shareholder nonpublic personal information.

This notice is being provided on behalf of:

Western Asset Premier Bond Fund, Inc.

Western Asset Premier Bond Fund

Board of Trustees

Ronald J. Arnault

John E. Bryson

Anita L. DeFrantz

Ronald L. Olson

William E. B. Siart, Chairman

Louis A. Simpson

Jaynie Miller Studenmund

Officers

James W. Hirschmann III

President

Ilene S. Harker

Vice President

S. Kenneth Leech

Vice President

Marie K. Karpinski

Treasurer and Principal Financial and Accounting Officer

Amy M. Olmert

Chief Compliance Officer

Erin K. Morris

Assistant Treasurer

Lisa G. Mrozek

Secretary

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Western Asset Management Company Limited

155 Bishopgate

London, England EC2N3TY

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, Massachusetts 02103

Transfer and Shareholder Servicing Agent

Computershare Investor Services

P.O. Box 43010

Providence, RI 02940-3010

Counsel

Ropes & Gray LLP

45 Rockefeller Plaza

New York, New York 10111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, Maryland 21201

In accordance with Section 23(c) of the Investment Company Act of 1940, the Fund hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Trustees and on such terms as the Board of Trustees shall determine.

Item 2. Code of Ethics

(a)	Western Asset Premier Bond Fund (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Item 2 of Form N-CSR, that applies to the Registrant’s principal executive, financial and accounting officers, a copy of which is attached as an exhibit to this Form N-CSR.

(b)	Omitted.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

Item 3. Audit Committee Financial Expert

The Audit Committee of the Registrant’s Board of Trustees is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002 (the “Regulations”)). In addition, the Board of Trustees of the Registrant has determined that Mr. Ronald J. Arnault qualifies as an “audit committee financial expert” (as such term has been defined in the Regulations) based on its review of his pertinent experience, knowledge and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in absence of such designation or identification.

Item 4. Principal Accounting Fees and Services

(a)	Audit Fees

Fiscal Year Ended December 31, 2004 – $32,200

Fiscal Year Ended December 31, 2005 – $23,000

(b)	Audit-Related Fees

Fiscal Year Ended December 31, 2004 – $6,400

Fiscal Year Ended December 31, 2005 – $9,000

Review of the rating agency compliance testing for the Registrant’s auction market preferred shares outstanding and interim pricing procedures.

PricewaterhouseCoopers LLP billed fees in the amount of $127,460 for non-audit services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s fiscal year ended December 31, 2005.

PricewaterhouseCoopers LLP conducted a SAS 70 audit to review and test operating effectiveness of controls placed in operation for Western Asset Management Company.

PricewaterhouseCoopers LLP did not bill any such fees during the Registrant’s fiscal year ended December 31, 2004.

(c)	Tax Fees

Fiscal Year Ended December 31, 2004 – $950

Fiscal Year Ended December 31, 2005 – $1,050

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

PricewaterhouseCoopers LLP did not bill fees for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

Fiscal Year Ended December 31, 2004 – $2,500

Fiscal Year Ended December 31, 2005 – None

Services include interim audit of securities’ pricing.

PricewaterhouseCoopers LLP did not bill fees for services not included in Items 4(a), (b) or (c) that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1)	The Audit Committee has determined that all work performed for the Registrant by PricewaterhouseCoopers LLP will be pre-approved by the full Audit Committee and, therefore, has not adopted preapproval policies and procedures.

(2)	None.

(f)	Not applicable.

(g)	Non-Audit Fees

Fiscal Year Ended December 31, 2004 – $372,631

Fiscal Year Ended December 31, 2005 – $279,508

(h)

The Audit Committee of the Registrant has considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser and that were not preapproved by the Audit Committee are compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of Ronald J. Arnault, William E.B. Siart, Louis A. Simpson and Jaynie Miller Studenmund.

Item 6. Schedule of Investments

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the annual report to shareholders contained in Item 1 hereof.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Registrant has delegated the voting of proxies relating to its portfolio securities to its advisers, Western Asset Management Company and Western Asset Management Company Limited (together, the “Advisers”). The Proxy Voting Policies and Procedures of the Advisers are attached as an exhibit to this Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

A team of investment professionals at the Advisers, led by Chief Investment Officer S. Kenneth Leech and Deputy Chief Investment Officer Stephen A. Walsh, manages the Western Asset Premier Bond Fund (the “Fund”).

Messrs. Leech and Walsh have each served as portfolio managers for the Advisers for over 10 years.

The Fund is managed by a team of portfolio managers, sector specialists and other investment professionals. Mr. Leech and Mr. Walsh serve as co-team leaders responsible for day-to-day strategic oversight of the Fund’s investments and for supervising the day-to-day operations of the various sector specialist teams dedicated to the specific asset classes in which the Fund invests.

Other Accounts

As of February 28, 2006, in addition to the Fund, the portfolio manager(s) were responsible for the day-to-day management of certain other accounts, as follows:

S. Kenneth Leech:

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based
Registered Investment Companies	36	$23,661,545,735	0	0
Other pooled investment vehicles	19	$19,795,303,572	0	0
Other accounts	740	$205,776,184,176	77	$20,675,562,028

Stephen A. Walsh:

Registered Investment Companies	36	$23,661,545,735	0	0
Other pooled investment vehicles	19	$19,795,303,572	0	0
Other accounts	740	$205,776,184,176	77	$20,675,562,028

Note: The numbers above reflect the overall number of portfolios managed by the Advisers. Mr. Leech and Mr. Walsh are involved in the management of all the Advisers’ portfolios, but they are not solely responsible for particular portfolios. The Advisers’ investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. The individuals that have been identified are responsible for overseeing implementation of the Advisers’ overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members.

Potential Conflicts of Interest

Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). These could include potential conflicts of interest related to the knowledge and timing of the Fund’s trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of the Fund’s trades.

It is possible that an investment opportunity may be suitable for both the Fund and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to the Fund because the account pays a performance-based fee or the portfolio manager, the Advisers or an affiliate has an interest in the account. The Advisers have adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis in an attempt to mitigate any conflict of interest. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines, and portfolio composition versus strategy.

With respect to securities transactions for the Fund, the Adviser determines which broker or dealer to use to execute each order, consistent with their duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), the Advisers may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for the Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or the other account(s) involved. Additionally, the management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund and/or other account.

It is theoretically possible that portfolio managers could use information to the advantage of other accounts they manage and to the possible detriment of the Fund. For example, a portfolio manager could short sell a security for an account immediately prior to the Fund’s sale of that security. To address this conflict, the Advisers have adopted procedures for reviewing and comparing selected trades of alternative investment accounts (which may make directional trades such as short sells) with long- only accounts (which includes the Fund) for timing and pattern related issues. Trading decisions for alternative investment and long-only accounts may not be identical even though the same portfolio manager may manage both types of accounts. Whether an Adviser allocates a particular investment opportunity to only alternative investment accounts or to alternative investment and long-only accounts will depend on the investment strategy being implemented. If, under the circumstances, an investment opportunity is appropriate for both its alternative investment and long-only accounts, then it will be allocated to both on a pro-rata basis.

A portfolio manager may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both the Fund and the other accounts listed above.

Compensation of Portfolio Managers

With respect to the compensation of the portfolio managers, the Advisers’ compensation system assigns each employee a total compensation “target” and a respective cap, which are derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results.

Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan.

In addition, employees are eligible for bonuses. These are structured to closely align the interests of employees with those of the Advisers, and are determined by the professional’s job function and performance as measured by a formal review process. All bonuses are completely discretionary. One of the principal factors considered is a portfolio manager’s investment performance versus appropriate peer groups and benchmarks. Because portfolio managers are generally responsible for multiple accounts (including the Fund) with similar investment strategies, they are compensated on the performance of the aggregate group of similar accounts, rather than a specific account. A smaller portion of a bonus payment is derived from factors that include client service, business development, length of service to the Advisers, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to the Advisers’ business.

Finally, in order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason, Inc. stock options and long-term incentives that vest over a set period of time past the award date.

Portfolio Manager Ownership of Fund Securities

The following table provides the dollar range of securities beneficially owned by each portfolio manager as of December 31, 2005:

Portfolio Manager	Dollar Range of Fund Securities Beneficially Owned
S. Kenneth Leech	None
Stephen A. Walsh	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the SEC’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics subject to the disclosure required by Item 2 – filed as an exhibit hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(c)	Proxy Voting Policies and Procedures pursuant to the disclosure required by Item 7 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By:	James W. Hirschmann
James W. Hirschmann
President, Western Asset Premier Bond Fund

Date:	March 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	James W. Hirschmann
James W. Hirschmann
President, Western Asset Premier Bond Fund

Date:	March 6, 2006

By:	Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset Premier Bond Fund

Date: March 2, 2006